1
Nuveen Short-Term REIT ETF (NURE)
Portfolio of Investments March 31,2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.4%
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 99.4%
Apartments - 48.2%
64,104 American Homes 4 Rent, Class A $ 2,357,745
47,155 Apartment Income REIT Corp 1,531,123
43,845 Apartment Investment and Management Co, Class A (b) 359,090
12,710 AvalonBay Communities Inc 2,358,467
23,829 Camden Property Trust 2,344,774
4,902 Centerspace 280,100
37,402 Equity Residential 2,360,440
9,649 Essex Property Trust Inc 2,362,172
73,247 Independence Realty Trust Inc 1,181,474
67,060 Invitation Homes Inc 2,388,007
18,020 Mid-America Apartment Communities Inc 2,371,072
7,488 NexPoint Residential Trust Inc 241,039
62,865 UDR Inc 2,351,780
26,209 Veris Residential Inc 398,639
Total Apartments 22,885,922
Diversified - 1.5%
28,605 Elme Communities 398,182
20,326 UMH Properties Inc 330,094
Total Diversified 728,276
Hotels - 22.8%
69,449 Apple Hospitality REIT Inc 1,137,575
15,910 Chatham Lodging Trust 160,850
68,416 DiamondRock Hospitality Co 657,478
111,937 Host Hotels & Resorts Inc 2,314,857
68,533 Park Hotels & Resorts Inc 1,198,642
39,334 Pebblebrook Hotel Trust 606,137
50,115 RLJ Lodging Trust 592,359
19,487 Ryman Hospitality Properties Inc 2,252,892
54,197 Service Properties Trust 367,456
35,035 Summit Hotel Properties Inc 228,078
67,051 Sunstone Hotel Investors Inc 746,948
34,353 Xenia Hotels & Resorts Inc 515,638
Total Hotels 10,778,910
Manufactured Homes - 9.6%
35,357 Equity LifeStyle Properties Inc 2,276,991
17,813 Sun Communities Inc 2,290,395
Total Manufactured Homes 4,567,386
Self-Storage - 17.3%
53,088 CubeSmart 2,400,639
16,259 Extra Space Storage Inc 2,390,073
25,210 National Storage Affiliates Trust 987,224
8,253 Public Storage 2,393,865
Total Self-Storage 8,171,801
Total Long-Term Investments
(cost $59,660,584) 47,132,295
Other Assets & Liabilities, Net - 0.6% 303,478
Net Assets - 100% $ 47,435,773

Nuveen Short-Term REIT ETF (NURE)
(continued)
Portfolio of Investments
March 31,2024
(Unaudited)
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Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common
Stocks $ 47,132,295 $ – $ – $ 47,132,295
Total
$ 47,132,295 $ – $ – $ 47,132,295
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT Real Estate Investment Trust